Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2021 item
Basis of Presentation
Number of approved products commercialized by third parties	4
Number of approved products jointly commercialized by collaboration partner	1
Profit sharing percentage under the collaboration agreement	50.00%